Net Income Attributable to Canon Inc. Shareholders per Share (Tables)	12 Months Ended
Dec. 31, 2015
Reconciliation of Basic and Diluted Net Income Attributable to Canon Inc. Shareholders Per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2015	2014	2013
	(Millions of yen)
Net income attributable to Canon Inc.	¥220,209	¥254,797	¥230,483

	(Number of shares)
Average common shares outstanding	1,092,017,955	1,112,509,931	1,147,933,835
Effect of dilutive securities:
Stock options	34,931	4,393	8,466

Diluted common shares outstanding	1,092,052,886	1,112,514,324	1,147,942,301

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	¥201.65	¥229.03	¥200.78
Diluted	201.65	229.03	200.78